Segment Information - Reconciliation of Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure Of Operating Segments [Line Items]
Total assets	$ 305,798		$ 334,843
Investment in associates	864		861
Deferred tax assets	3,919	$ 3,026	3,022
Total liabilities	83,982		112,017
Deferred tax liabilities	3,925		3,154
Operating segments [Member]
Disclosure Of Operating Segments [Line Items]
Total assets	298,222		330,923
Total liabilities	77,071		106,452
Corporate expense adjustments [Member]
Disclosure Of Operating Segments [Line Items]
Corporate and other assets	2,869		2,916
Investment in associates	864		861
Deferred tax assets	3,919		3,022
Corporate liabilities	3,019		5,287
Deferred tax liabilities	3,925		3,154
Eliminations [Member]
Disclosure Of Operating Segments [Line Items]
Total assets	(76)		(2,879)
Total liabilities	$ (33)		$ (2,876)